Stock Option and RSU Activity (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decrease in exercise price resulting from dividend declaration	3.64
Exercise Prices, lower range	$ 4.50